INCOME TAXES - Summary of changes in valuation allowance (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (1,909)
Additions	(2,871)
Reversals	678
Balance at end of the year	¥ (4,102)